Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Accounts Payable

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Accounts payable	2,554	4,866
Other accrued liabilities	7,498	2,216

Total accounts payable	10,052	7,082